Operating income - Narrative (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€) year	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of operation income [Line Items]
Revenue from contracts with customers		€ 9,024,000,000	€ 8,339,000,000	€ 7,385,000,000
Revenue	€ 9,147,000,000	€ 9,147,000,000	€ 8,514,000,000	€ 7,551,000,000
Number of main markets of the group | year		5
Percentage of ferrovials group sales in its main five markets over the total sales		88.00%	87.00%	89.00%
Financial income from services provided by the concession operators that apply the financial asset model [Member]
Disclosure of operation income [Line Items]
Revenue		€ 9,000,000	€ 10,000,000	€ 10,000,000